Exploration in non-operating areas - Schedule of main projects of exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exploration in non-operating areas
Expense arising from exploration for and evaluation of non operating units	$ 13,452	$ 14,252	$ 11,270